Self-Insurance Reserve for Losses and Loss Adjustment Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Self-Insurance Reserve for Losses and Loss Adjustment Expenses Disclosure [Abstract]
Increase (decrease) in provision for unpaid loss and loss adjustment expenses, current year	$ 8
Increase (decrease) in provision for unpaid loss and loss adjustment expenses, prior years	8	(11)
Self-insurance reserve	362	342	330
Self-insurance reserve, current portion	120	103
Self-insurance reserve, long-term portion	$ 242	$ 239